Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Sep. 10, 2021	Aug. 26, 2021	Mar. 15, 2021	Dec. 31, 2020	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number					12,104,000	11,930,000	17,684,000	1,956,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Subsequent, description				the Company entered into an Agreement and Plan of Reorganization and Merger (“Merger Agreement”) by and among LGL, LGL Systems Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of LGL (“Merger Sub”), and IronNet Cybersecurity, Inc., a Delaware corporation (“IronNet”). Pursuant to the Merger Agreement, Merger Sub will merge with and into IronNet, with IronNet surviving the merger. As a result of the Transactions, IronNet will become a wholly-owned subsidiary of LGL, with the stockholders of IronNet becoming stockholders of LGL and the Company will change its name to IronNet, Inc. IronNet will be treated as the acquiror for accounting purposes. In connection with the merger, equityholders of IronNet will receive as merger consideration a number of shares of LGL common stock based on an exchange ratio (the “Exchange Ratio”), the numerator of which is equal to the quotient obtained by dividing $863,400,000 by $10.00, and the denominator of which is equal to the number of outstanding shares of IronNet on a fully diluted and as-converted basis. Holders of restricted stock units and restricted stock awards will receive LGL awards that provide for a number of shares of LGL common stock equal to the number of IronNet shares subject to the awards, multiplied by the Exchange Ratio. Holders of IronNet options and warrants outstanding will receive LGL options and warrants exercisable for a number of shares of LGL common stock equal to the number of IronNet shares subject to the options and warrants, multiplied by the Exchange Ratio (adjusted to be on an as-converted to common stock basis), at an exercise price per share equal to the prior per share exercise price, divided by the Exchange Ratio (adjusted to be on an as-converted to common stock basis). Consummation of the merger is conditioned on approval thereof by the Company’s and IronNet’s stockholders, a minimum of $125 million of available cash (inclusive of cash in the trust account (net of redemptions) and the $125 million of cash proceeds received from the Private Placement (see paragraph below) and other customary closing conditions.In connection with the execution of the Merger Agreement, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”). Pursuant to the Subscription Agreements, the PIPE Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell, to such investors an aggregate of 12,500,000 shares of Class A common stock for a purchase price of $10.00 per share, for aggregate proceeds of $125,000,000 (the “Private Placement”) substantially concurrently with the closing pursuant to the Merger Agreement. The Sponsor agreed to purchase 566,000 shares of Class A common stock for $5,660,000 in the Private Placement.
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		11,978,604
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number		21,491,726
Subsequent Event [Member] | Payback Protection Program Loan [Member]
Subsequent Event [Line Items]
Repayments of Debt		$ 5,656
Subsequent Event [Member] | SVB Innovation Credit Fund VIII, L.P. [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Repayments of Long-term Lines of Credit		$ 15,600
Subsequent Event [Member] | Business Combination Agreement [Member] | IronNet Cybersecurity Inc [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Issued			$ 863,400
Weighted Average Number of Shares, Contingently Issuable			1,078,125
Number of consecutive trading days for determining the share price			10 days
Minimum Lock In Period for Transfer Assign Or Sell Shares After Completion Of Merger			180 days
Share Price			$ 10.00
Subsequent Event [Member] | Business Combination Agreement [Member] | IronNet Cybersecurity Inc [Member] | Share Price Equals Or Exceeds Dollars Thirteen [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share			$ 13.00
Subsequent Event [Member] | PIPE Shares [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		12,500
Sale of Stock, Price Per Share		$ 10.00
Sale of Stock, Consideration Received on Transaction		$ 125,000
Subsequent Event [Member] | Earnout Shares [Member] | Forecast [Member]
Subsequent Event [Line Items]
Number of shares Right to receive on occurrence of Earnout event	1,078,125
Stock Issued During Period, Shares, Issued for Services	1,078,125